UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Digital Century Capital LLC
Address:    660 Madison Avenue, 14th Floor
            New York, New York  10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Rajiv J. Chaudhri
Title:     Managing Member
Phone:     (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri            New York, New York          May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $36,014
                                         (thousands)


List of Other Included Managers:   None


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
ADOBE SYS INC                       COM         00724F101   1,209      56,500   X                      None       56,500
AKAMAI TECHNOLOGIES INC             COM         00971T101   1,358      70,000   X                      None       70,000
APPLIED MATLS INC                   COM         038222105   1,258     117,000   X                      None      117,000
AUTODESK INC                        COM         052769106   1,059      63,000   X                      None       63,000
BROADCOM CORP                       COM         111320107   1,097      54,900   X                      None       54,900
CITRIX SYS INC                      COM         177376100     940      41,500   X                      None       41,500
CLAYMORE EXCHANGE TRADED FD    MAC GLOB SOLAR   18383M621   2,443     352,000   X                      None      352,000
COGNIZANT TECHNOLOGY SOLUTIO        CL A        192446102   1,320      63,500   X                      None       63,500
CORNING INC                         COM         219350105   1,466     110,500   X                      None      110,500
EBAY INC                            COM         278642103     932      73,500   X                      None       73,500
ERICSSON L M TEL CO             ADR B SEK 10    294821608   1,383     171,000   X                      None      171,000
FIRST SOLAR INC                     COM         336433107   1,035       7,800   X                      None        7,800
GOOGLE INC                          CL A        38259P508   1,183       3,400   X                      None        3,400
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108   1,238      46,500   X                      None       46,500
LDK SOLAR CO LTD               SPONSORED ADR    50183L107   1,480     233,500   X                      None      233,500
MEMC ELECTR MATLS INC               COM         552715104   1,435      87,000   X                      None       87,000
QUALCOMM INC                        COM         747525103     934      24,000   X                      None       24,000
RED HAT INC                         COM         756577102   1,329      74,500   X                      None       74,500
RESEARCH IN MOTION LTD              COM         760975102   1,250      29,000   X                      None       29,000
SALESFORCE COM INC                  COM         79466L302   1,342      41,000   X                      None       41,000
SANDISK CORP                        COM         80004C101   1,496     118,300   X                      None      118,300
SATYAM COMPUTER SERVICES LTD        ADR         804098101   1,148     731,500   X                      None      731,500
SUNPOWER CORP                     COM CL A      867652109   1,018      42,800   X                      None       42,800
SUNTECH PWR HLDGS CO LTD            ADR         86800C104   1,952     167,000   X                      None      167,000
TIVO INC                            COM         888706108     715     101,500   X                      None      101,500
VMWARE INC                        CL A COM      928563402   1,162      49,200   X                      None       49,200
AMDOCS LTD                          ORD         G02602103     972      52,500   X                      None       52,500
SEAGATE TECHNOLOGY                  SHS         G7945J104   1,860     309,500   X                      None      309,500






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